Income Taxes - Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Current federal income tax expense (benefit)	$ (175)	$ 15	$ 10
Current state income tax expense	4	15	3
Deferred
Deferred federal income tax expense	179	36	24
Deferred state income tax expense (benefit)	11	(2)	9
Total income tax expense (benefit)	$ 19	$ 64	$ 46